Concentrations: Schedule of Concentration Risk - Revenues (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
A
Major Customer - Revenue	40.93%	42.93%
B
Major Customer - Revenue	29.97%	10.06%
D
Major Customer - Revenue	8.72%	19.57%
E
Major Customer - Revenue	7.03%	3.04%
F
Major Customer - Revenue	4.61%	3.85%